ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Athena Technology Solutions Holdings, LLC [Member]
Accrued Expenses [Line Items]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
8.	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following as of December 31, 2025 and 2024:

(In thousands)	December 31,
	2025	2024
Payroll and related expenses	$9,089	$6,490
Contract costs	7,299	1,030
Professional services	3,435	722
Business combination related payable	500	2,577
Other	1,437	1,938

Total accrued expenses and other current liabilities	$21,760	$12,757